UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

 (Exact name of registrant as specified in charter)

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

100 Limestone Plaza

 Fayetteville,  NY 13066

(Address of principal executive offices)(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE  19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 234-9716

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2013

(UNAUDITED)

Pinnacle Capital Management Balanced Fund

Portfolio Illustration

April 30, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCK - 63.68%

Accident & Health Insurance - 2.13%
2,403	Aflac, Inc.	$ 130,819

Air Courier Services - 1.97%
1,283	FedEx Corp.	120,615

Aircraft Engines & Engine Parts - 2.27%
1,523	United Technologies Corp.	139,035

Balls & Roller Bearings - 2.04%
2,376	Timken Co.	124,906

Beverages - 1.88%
2,822	Embotelladora Andina S.A. ADR	115,279

Biological Products (No Diagnostic Substances) - 2.71%
2,253	Life Technologies Corp. *	166,024

Breweries - 2.26%
2,568	SABMiller PLC SP ADR	138,929

Cable & Other Pay Television Services - 2.47%
2,411	Walt Disney Co.	151,507

Computer & Office Equipment - 1.76%
533	International Business Machines Corp.	107,954

Computer Storage Devices - 1.40%
3,835	EMC Corp. *	86,019

Communication Services, NEC - 2.04%
2,214	DIRECTV *	125,224

Crude Petroleum & Natural Gas - 1.50%
1,249	Apache Corp.	92,276

Electric & Other Electrical Equipment - 1.80%
4,966	General Electric Co.	110,692

Food and Kindred Products - 1.54%
3,010	Mondelez International, Inc.	94,664

General Industrial Machinery & Equipment, NEC - 1.91%
1,757	Pall Corp.	117,209

Grain Mill Products - 2.24%
2,110	Kellogg Co.	137,234

Meat Packing Plants - 2.76%
6,826	BRF SA ADR	169,490

Petroleum Refining - 2.38%
2,025	Hess Corp.	146,165

Pharmaceutical Preparations - 4.34%
5,258	Mylan, Inc. *	153,060
2,957	Teva Pharmaceutical Industries Ltd. ADR	113,224
		266,284
Pumps & Pumping Equipment - 3.46%
4,299	ITT Corp.	118,652
3,380	Xylem, Inc.	93,795
		212,447
Retail-Drug Stores & Proprietary Stores - 1.33%
1,400	CVS Caremark Corp.	81,452

Retail-Grocery Stores - 2.72%
2,999	Companhia Brasileira de Distribuicao Class A (Brazil)	166,624

Retail-Miscellaneous Retail - 1.99%
2,377	First Cash Financial Services, Inc. *	122,344

Semiconductors & Related Devices - 1.82%
4,652	Intel Corp.	111,415

Services-Business Services, NEC - 2.13%
15,215	Xerox Corp. (1 right per share)	130,545

Services-Computer Integrated Systems Design - 1.35%
1,413	Caci International, Inc. Class A (1 right per share) *	82,646

Services-Prepackaged Software - 3.69%
2,860	Adobe Systems, Inc. *	128,929
1,636	Intuit, Inc.	97,571
		226,500
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.38%
3,378	Unilever Plc. ADR	146,335

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.41%
2,135	World Fuel Services Corp.	86,574

TOTAL FOR COMMON STOCK (Cost $3,214,350) - 63.68%		3,907,207

Principal

CORPORATE BONDS - 15.23%

Commercial Banks-Central US - 0.52%
25,000	LaSalle Bank NA BAC 2.50% 10/8/2013	$ 31,660

Consumer Products-Misc. - 1.16%
60,000	Clorox Co. 5.95% 10/15/2017	71,429

Diversified Banking Inst. - 0.85%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	27,015
25,000	Morgan Stanley 3.64486% 3/1/2020 **	25,373
		52,388
Electric Products-Misc. - 2.06%
108,000	Emerson Electric Co. 5.375% 10/15/2017	126,570

Electric-Integrated - 1.77%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	51,230
50,000	Public Service Electric & Gas 6.75% 1/1/2016	57,163
		108,393
Finance-Consumer Loans - 0.77%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	47,363

Finance-Credit Card - 2.05%
120,000	American Express Credit Co. 2.75% 9/15/2015	125,703

Finance-Invest Bnkr/Brkr - 0.84%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	51,566

Retail-Restaurants - 0.70%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	42,876

Super-Regional Banks US - 1.21%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	74,315

Telephone-Integrated - 1.98%
100,000	Verizon Communications 6.10% 4/15/2018	121,184

Transport-Equipment & Leasing - 1.32%
75,000	Gatx Corp. 8.75% 05/15/2014	80,829

TOTAL FOR CORPORATE BONDS (Cost $880,752) - 15.23%		934,276

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 3.29%
100,000	United States Treasury Notes 0.875% 12/31/2016	$ 101,617
100,000	United States Treasury Notes 0.25% 02/15/2015	100,074

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $199,829) - 3.29%		201,691

EXCHANGE TRADED FUNDS - 7.09%
4,872	SPDR Barclays Capital High Yield Bond	$ 203,406
2,860	Vanguard Short-Term Bond ETF	231,917

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $425,906) - 7.09%		435,323

MUTUAL FUND - 5.00%
20,606	Fidelity Floating Rate High Income Fund	$ 206,472
21,590	Lord Abbett Short Duration Income Fund, Class F	100,394

TOTAL FOR MUTUAL FUND (Cost $302,685) - 5.00%		306,866

SHORT TERM INVESTMENTS - 5.74%
352,410	Fidelity Institutional Money Market Portfolio 0.16% ** (Cost $352,410)	$ 352,410

TOTAL INVESTMENTS (Cost $5,375,933) - 100.03%		6,137,773

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(1,758)

NET ASSETS - 100.00%		$ 6,136,015

ADR - American Depositary Receipt
* Non-income producing securities.
** Variable Rate Security - the rate shown represents the seven-day yield at October 31, 2012.

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Assets and Liabilities
April 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $5,375,932)	$ 6,137,773
Cash	500
Receivables:
Dividends and Interest	12,543
Total Assets	6,150,816
Liabilities:
Payables:
Accrued Adviser Fees	3,718
Accrued Service Fees	1,190
Distribution Fees	9,893
Total Liabilities	14,801
Net Assets	$ 6,136,015

Net Assets Consist of:
Paid In Capital	$ 5,537,153
Accumulated Undistributed Net Investment Loss	(1,408)
Accumulated Net Realized Loss on Investments	(161,571)
Net Unrealized Appreciation in Value of Investments	761,841
Net Assets, for 549,861 Shares Outstanding ($0 par value and unlimited shares authorized)	$ 6,136,015

Net Asset Value	$ 11.16

Minimum Redemption Price Per Share ($11.16 x 0.99) *	$ 11.05

* The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Operations
For the six months ended April 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $478)	$ 37,507
Interest	14,446
Total Investment Income	51,953

Expenses:
Advisory Fees (Note 4)	20,427
Service Fees (Note 4)	6,537
Distribution Fees (Note 4)	27,237
Total Expenses	54,201

Net Investment Loss	(2,248)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	10,170
Net Change in Unrealized Appreciation on Investments	523,144
Realized and Unrealized Gain on Investments	533,314

Net Increase in Net Assets Resulting from Operations	$ 531,066

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2013	10/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (2,248)	$ 840
Net Realized Gain (Loss) on Investments	10,170	(63,101)
Unrealized Appreciation on Investments	523,144	306,495
Net Increase in Net Assets Resulting from Operations	531,066	244,234

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	805,989	2,285,824
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(271,715)	(323,336)
Net Increase in Net Assets from Shareholder Activity	534,274	1,962,488

Net Assets:
Net Increase in Net Assets	1,065,340	2,206,722
Beginning of Period	5,070,675	2,863,953
End of Period (Including Accumulated Undistributed Net Investment	$ 6,136,015	$ 5,070,675
Income of $0 and $840, respectively)

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended	(a)
	4/30/2013		10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 10.11		$ 9.51	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	-		-	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.05		0.60	(0.47)
Total from Investment Operations	1.05		0.60	(0.49)

Net Asset Value, at End of Period	$ 11.16		$ 10.11	$ 9.51

Total Return **	10.39%		6.31%	(4.90)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,136		$ 5,071	$ 2,864
Ratio of Expenses to Average Net Assets	1.99%	***	1.99%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	***	0.02%	(0.27)%	***
Portfolio Turnover	3.77%		12.22%	41.71%

(a) The Fund commenced operations on January 21, 2011.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

1.  ORGANIZATION

The Pinnacle Capital Management Funds Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Pinnacle Capital Management Balanced Fund (the “Fund”).  The Fund is a diversified fund. The Fund currently offers Investor Class shares. Prior to May 11, 2012 the Investor Class was named Class C and redemptions were subject to a maximum contingent deferred sales charge of 1.00%. The investment adviser to the Fund is Pinnacle Capital Management, LLC (the "Adviser").

The Fund seeks long-term capital appreciation, current income, and preservation of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITIES VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended April 30, 2013, related to uncertain tax positions taken or expected to be taken for tax years since inception. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

OTHER:  The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rate. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, open-end funds, and exchange traded funds) are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation of the rice provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Open-end Funds including money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. Manually priced securities held by the Fund (if any) are reviewed and ratified by the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 3,907,207	$ -	$ -	$ 3,907,207
Corporate Bonds	-	934,276	-	934,276
Exchange Traded Funds	435,323	-	-	435,323
Mutual Fund	306,866	-	-	306,866
U.S. Government Agencies and Obligations	201,691	-	-	201,691
Short Term Investments	352,410	-	-	352,410
Total	$ 5,203,497	$ 934,276	$ -	$ 6,137,773

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended April 30, 2013. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2013. There were no transfers into or out of any Levels during the six months. It is the Fund’s policy to recognize transfers into or out of Levels at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 0.75% of the average daily net assets of the Fund.  For the six months ended April 30, 2013, the Adviser earned $20,427 in Advisory fees.  At April 30, 2013, the Fund owed the Adviser $3,718.

Under the Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs, fees and expenses (such as (a) interest and (b) dividend expenses on securities sold short), the costs of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives an annual Services Agreement fee of 0.24% of the average daily net assets of the Fund.  For the six months ended April 30, 2013, the Fund incurred $6,537 in service fees.  At April 30, 2013, the Fund owed $1,190 in service fees.

Pinnacle Investments, LLC (the “Distributor”), is an affiliate of the Adviser and serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the Fund on a continuous basis.

DISTRIBUTION PLAN: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the plan, Investor Class shares (previously Class C shares) may pay for activities primarily intended to result in the sale of the Fund's Investor Class shares. This Distribution Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund's Investor Class shares. These activities include but are not limited to, payment to the Distributor, securities dealers, and others in respect to the sale of shares of the Fund, the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund, holding seminars and sales meetings designed to promote the distribution of the Fund’s shares, obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund, training sales personnel regarding the shares of the Fund, providing distribution and shareholder servicing with respect to the Fund's shares and financing any other activity primarily intended to result in the sale of shares of the Fund. The 1.00% for the Investor Class shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  For the six months ended April 30, 2013, the Fund incurred $27,237 in distribution fees.  At April 30, 2013, the Fund owed $9,893 in distribution fees.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	74,522	$ 805,989	232,749	$ 2,285,824
Shares issued in reinvestment of dividends	-	-	-	-
Shares redeemed	(25,993)	(271,715)	(32,466)	(323,336)
Net increase	48,529	$ 534,274	200,283	$ 1,962,488

Early Redemption Fee - The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.  During the six months ended April 30, 2013, the Fund did not impose any redemption fees.

Sales Charge - There is no sales charge imposed upon purchases of shares, but investors may be subject to a Contingent Deferred Sales Charge ("CDSC"). Specifically, if you redeem your shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. During the period October 31, 2011 through May 11, 2012, the Fund did not impose any CDSC fees. As of May 11, 2012 the Fund terminated the CDSC fees.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2013, 72.64% of all outstanding shares of the Fund are owned by National Financial Service Corp. (“NFS”), for the benefit of its customers. The Fund does not know whether NFS held its shares beneficially or as record holder. Accordingly, the Fund does not know whether NFS controlled the Fund as of April 30, 2013.

7.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $722,635 and $200,158, respectively. For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively.

As of April 30, 2013, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                            $  839,613

Gross (Depreciation)                              (77,772)

Net Appreciation on Investments        $ 761,841

At April 30, 2013, the aggregate cost of securities for federal income tax purposes was $5,375,932.

8.  TAX MATTERS

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated Net Investment Income                        $        840

Capital Loss Carryforward                                         (144,703)

Net Unrealized Appreciation                                        211,659

                                                                                              $    67,796

The difference between book and tax basis unrealized (depreciation) is attributed to the tax deferral of wash sale losses.

During the six months ended April 30, 2013, there were no distributions to shareholders.

During the year ended October 31, 2012, there were no distributions to shareholders.

9.  CAPITAL LOSS CARRYFORWARD

At October 31, 2012, the Fund had available for federal income tax purposes an unused capital loss carryforward split between short-term and long-term of $101,082 and $43,621, respectively.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

10.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact of this amendment may have on the Fund’s financial statements.

Pinnacle Capital Management Balanced Fund
Expense Illustration
April 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Pinnacle Capital Management Balanced Fund, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,103.86	$10.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.89	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pinnacle Capital Management Balanced Fund

Additional Information

April 30, 2013 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 202-1338 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-202-1338.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 202-1338 to request a copy of the SAI or to make shareholder inquiries.

Advisory Renewal Agreement

Annual Investment Management Agreement Renewal

At a meeting held on November 14, 2012, the Board of Trustees (the “Board”) considered the renewal of the Investment Management Agreement (the “Agreement”) between the Trust and Pinnacle Capital Management, LLC (the “Adviser”) on behalf of the Pinnacle Capital Management Balanced Fund (the “Fund”).  Legal Counsel reviewed with the Board a memorandum from Counsel dated October 1, 2012, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreement.  A copy of this memorandum was circulated to the Trustees in advance of the meeting.  Legal Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser to the Fund (ii) the investment performance of the Fund and the Adviser;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser;  (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Adviser are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund.  The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.

Nature, Extent and Quality of the Services Provided by the Adviser

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement. The Trustees reviewed the services being provided by the Adviser including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements.  The Trustees considered the coordination of services for the Fund among the Adviser and the service providers and the Independent Trustees; and the efforts of the Adviser to promote the Fund and grow its assets. The Trustees noted the Adviser’s commitment to retain, qualified personnel and to maintain and enhance its resources and systems; and the continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees evaluated the Adviser’s personnel, including the education and experience of its personnel.  After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADVs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2.

Investment Performance of the Fund and the Adviser

In considering the investment performance of the Fund and the Adviser, the Trustees compared the performance of the Fund with the performance of funds with similar objectives managed by other investment advisers.  As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group").  All performance data was through the period ended October 31, 2012.  After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, their historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was satisfactory.

3.

Costs of the Services to be provided and profits to be realized by the Adviser

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments.  The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds.  The Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the net expense ratio of 2.01% was at the high end of the Peer Group.  It was noted that the Fund had significantly less assets than the Peer Group average.  The Trustees also reviewed the management fee of 0.75% and noted that it was approximately in the middle of the range of the Peer Group.  The Trustees acknowledged that pursuant to a Services Agreement, the Adviser pays certain expenses of the Fund which has the effect of capping the Fund’s expenses at a certain level.  Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.

Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the fact that the Adviser was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund.  The Trustees noted that the Fund may benefit at certain asset levels from breakpoints given by other service providers.  In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.

The Adviser’s Practices Regarding Possible Conflicts of Interest.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement.  The officers of the Trust were excused during this discussion.

 After additional consideration of the factors delineated in the memorandum provided by Legal Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to renew the Agreement for an additional one-year period.

INVESTMENT ADVISER

Pinnacle Capital Management, LLC

100 Limestone Plaza

Fayetteville, NY 13066

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH  43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Pinnacle Investments, LLC

100 Limestone

Fayetteville, NY 13066

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.   Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pinnacle Capital Management Funds Trust

By /s/ Joseph Masella

*Joseph Masella

  President and Principal Executive Officer

Date July 8, 2013

By /s/ Stephen J. Fauer

*Stephen J. Fauer

  Principal Financial Officer

Date July 8, 2013

* Print the name and title of each signing officer under his or her signature.